UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549


Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment[  ] Amendment Number:
This Amendment Check only one:[ ]is a restatement [ ]adds new holdings entries. Institutional Investment Manager Filing this Report:
Name: ACK Asset Management LLC
Address: 2 Overhill Road, Suite 400, Scarsdale, NY 10583
Form 13F File Number: 28-14060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Kenneth F. Cooper
Title:  Chief Financial Officer
Phone:  914 220-8340

Signature	    Place 	    Date of Signing:
Kenneth  F. Cooper  Scarsdale, NY   May 1,2011

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:
49

Form 13F Information Table Value Total:

169,802
(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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COL 1				COL 2	COL 3	 	COL 4 	           COL 5		COL 6		COL7	COL 8
															Voting Auth
Name of Issuer			Title	CUSIP	 	Value 	 SHRS/PRN AMT 	SH/PRN	P/CA	Invest Discre	O Mgr	SOLE

ATLAS AIR WORLDWIDE HOLDINGS	COM	049164205	 5,243 	 75,200 	SH		SOLE		X
ALLIANCE HEALTHCARE SERVICE	COM	018606202	 4,163 	 941,900 	SH		SOLE		X
ASCENA RETAIL GROUP INC		COM	04351G101	 7,039 	 217,200 	SH		SOLE		X
AIR TRANSPORT SERVICES GROUP	COM	00922R105	 4,284 	 507,000 	SH		SOLE		X
BROOKDALE SENIOR LIVING INC	COM	112463104	 9,774 	 349,083 	SH		SOLE		X
CLEAN HARBORS INC		COM	184496107	 2,111 	 21,400 	SH		SOLE		X
COLUMBUS MCKINNON CORP/NY	COM	199333105	 1,526 	 82,674 	SH		SOLE		X
COVANTA HOLDING CORP		COM	22282E102	 2,499 	 146,300 	SH		SOLE		X
CAVCO INDUSTRIES INC		COM	149568107	 2,397 	 53,080 	SH		SOLE		X
COVENANT TRANSPORT GRP		CL A	22284P105	 1,982 	 214,316 	SH		SOLE		X
DANA HOLDING CORP		COM	235825205	 3,589 	 206,400 	SH		SOLE		X
DYCOM INDUSTRIES INC		COM	267475101	 9,435 	 544,100 	SH		SOLE		X
EMERITUS CORP			COM	291005106	 8,303 	 326,100 	SH		SOLE		X
FURMANITE CORP			COM	361086101	 1,331 	 166,335 	SH		SOLE		X
FORWARD AIR CORPORATION		COM	349853101	 1,532 	 50,000 	SH		SOLE		X
GENESEE & WYOMING INC		CL A	371559105	 6,647 	 114,208 	SH		SOLE		X
HANESBRANDS INC			COM	410345102	 5,462 	 202,000 	SH		SOLE		X
H&E EQUIPMENT SERVICES INC	COM	404030108	 2,058 	 105,400 	SH		SOLE		X
WORLD FUEL SERVICES CORP	COM	981475106	 2,071 	 51,000 	SH		SOLE		X
KENNETH COLE PRODUCTIONS	CL A	193294105	 2,438 	 188,000 	SH		SOLE		X
KIRBY CORP			COM	497266106	 8,439 	 147,300 	SH		SOLE		X
KID BRANDS INC			COM	49375T100	 2,459 	 334,599 	SH		SOLE		X
KMG CHEMICALS INC		COM	482564101	 2,495 	 126,900 	SH		SOLE		X
KENNEDY-WILSON HOLDINGS INC	COM	489398107	 2,678 	 246,600 	SH		SOLE		X
LIBBEY INC			COM	529898108	 7,107 	 430,700 	SH		SOLE		X
LMI AEROSPACE INC		COM	502079106	 6,267 	 310,100 	SH		SOLE		X
LANDSTAR SYSTEM INC		COM	515098101	 2,764 	 60,500 	SH		SOLE		X
LA-Z-BOY INC			COM	505336107	 1,149 	 120,288 	SH		SOLE		X
MEASUREMENT SPECIALTIES INC	COM	583421102	 1,385 	 40,723 	SH		SOLE		X
MONMOUTH REIT			CL A	609720107	 2,489 	 303,113 	SH		SOLE		X
MERCURY COMPUTER SYSTEMS INC	COM	589378108	 7,334 	 346,600 	SH		SOLE		X
MERITOR INC			COM	59001K100	 1,273 	 75,000 	SH		SOLE		X
PRIMORIS SERVICES CORP		COM	74164F103	 8,265 	 815,045 	SH		SOLE		X
QUALITY DISTRIBUTION INC	COM	74756M102	 3,670 	 309,700 	SH		SOLE		X
RSC HOLDINGS INC		COM	74972L102	 5,464 	 380,000 	SH		SOLE		X
RUBY TUESDAY INC		COM	781182100	 2,661 	 203,000 	SH		SOLE		X
RUSH ENTERPRISES INC		CL A	781846209	 1,447 	 73,100 	SH		SOLE		X
STEVEN MADDEN LTD		COM	556269108	 5,735 	 122,200 	SH		SOLE		X
SPARTAN MOTORS INC		COM	846819100	 554 	 80,788 	SH		SOLE		X
STONERIDGE INC			COM	86183P102	 1,392 	 95,200 	SH		SOLE		X
SUMMER INFANT INC		COM	865646103	 2,411 	 301,400 	SH		SOLE		X
SWIFT TRANSPORTATION CO		COM	87074U101	 2,834 	 192,800 	SH		SOLE		X
UMH PROPERTIES INC		COM	903002103	 2,473 	 248,814 	SH		SOLE		X
VISHAY PRECISION GROUP		COM	92835K103	 1,308 	 83,500 	SH		SOLE		X
VITRAN CORP INC			COM	92850E107	 1,677 	 119,000 	SH		SOLE		X
ATLASAIRWORLD 04/16/2011 67.50	PUT	990D2ZDF2	 88 	 752 			PUT	SOLE		X
DANAHOLDINGCO 04/16/2011 17.00	PUT	99OD3FRX1	 76 	 2,064 			PUT	SOLE		X
GENESEE&WYOMI 04/16/2011 45.00	PUT	99OCRZDV2	 17 	 1,140 			PUT	SOLE		X
KIRBYCORP 04/16/2011 50.00	PUT	99OD42B24	 4 	 241 			PUT	SOLE		X

			 				169,802

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